SCHEDULE OF LEASE EXPENSES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease expense	$ 700,064	$ 472,777	$ 353,997
Short-term lease expense	186,577	939,500	1,061,609
Total operating lease costs	886,641	1,412,277	1,415,606
Operating cash flows used in operating leases	$ 373,680	$ 373,680	$ 323,099
Operating Lease, Weighted Average Remaining Lease Term	1 year 9 months 29 days	2 years	1 year 4 months 17 days
Operating Lease, Weighted Average Discount Rate, Percent	10.00%	10.00%	6.00%